Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

Citius Oncology, Inc. (“Citius Oncology”, the “Company”, “we” or “us”) is a specialty pharmaceutical company dedicated to the development and commercialization of critical care products targeting unmet needs with a focus on oncology products. We are commercializing E7777 (denileukin diftitox), an approved oncology immunotherapy for the treatment of cutaneous T-cell lymphoma (“CTCL”), a rare form of non-Hodgkin lymphoma. We have obtained the trade name of LYMPHIR for E7777.

Since our inception, we have devoted substantially all our efforts to business planning, research and development, and recruiting management and technical staff. We are subject to a number of risks common to companies in the pharmaceutical industry including, but not limited to, the Company’s ability to obtain additional financing, risks related to the development by the Company or its competitors of research and development stage products, market acceptance of any of its products approved for marketing, competition from larger companies, dependence on key personnel, dependence on key suppliers and strategic partners and the Company’s compliance with governmental and other regulations.

Since our inception, Citius Pharmaceuticals, Inc. (“Citius Pharma”) (Nasdaq: CTXR) has funded and continues to fund the Company. Citius Pharma and the Company are party to an amended and restated shared services agreement (the “A&R Shared Services Agreement”), which governs certain management and scientific services that Citius Pharma provides the Company.

Merger

On August 23, 2021, Citius Pharma formed Citius Acquisition Corp. (“SpinCo”) as a wholly-owned subsidiary in conjunction with the acquisition of LYMPHIR, which began operations in April 2022, when Citius Pharma transferred the assets related to LYMPHIR to SpinCo, including the related license agreement and asset purchase agreement (see Note 5).

On October 23, 2023, Citius Pharma and SpinCo entered into an agreement and plan of merger and reorganization (the “Merger Agreement”) with TenX Keane Acquisition, a Cayman Islands exempted company (“TenX”), and TenX Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of TenX (“Merger Sub”).

On August 12, 2024, pursuant to the terms and conditions of the Merger Agreement, Merger Sub merged with and into SpinCo, with SpinCo surviving as a wholly owned subsidiary of TenX (the “Merger”) which was subsequently renamed Citius Oncology Sub, Inc. Prior to closing of the Merger, TenX migrated to and domesticated as a Delaware corporation in accordance with Section 388 of the General Corporation Law of the State of Delaware and the Cayman Islands Companies Act (As Revised) (the “Domestication”). As part of the Domestication, TenX changed its name to “Citius Oncology, Inc.” (Nasdaq: CTOR). Immediately after the closing of the Merger, Citius Pharma owned approximately 92.3% of the outstanding shares of common stock of the Company.

While the Merger Sub was the legal acquirer of the Company, for accounting purposes, the Company was deemed to be the accounting acquirer. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing stock for the assets and liabilities of the Merger Sub, accompanied by a recapitalization. Total shares outstanding of the Company after the Merger and recapitalization increased to 71,552,402. The net assets of the merged entities are stated at historical cost, with no goodwill or other intangible assets recorded. Additionally, the historical financial statements of the Company became the historical financial statements of the Company.

The Merger, net amount of $2,753,795 charged to additional paid in capital consists of $395,015 of net liabilities of TenX on the date of the Merger (cash of $163,500 less liabilities of $559,015) plus directly related transaction costs of $2,358,780.

As part of the Merger, Citius Pharma made capital investments in the Company through cash contributions of $3,827,944 to fund transactions related to the Merger and by reclassifying to additional paid in capital intercompany receivables of $33,180,961 that were due from the Company to Citius Pharma. Simultaneously, Citius Pharma advanced an additional $3,800,111 to the Company under the terms of a note payable (see Note 8).

Basis of Presentation and Summary of Significant Accounting Policies

Basis of Preparation - The accompanying unaudited condensed consolidated financial statements include the operations of Citius Oncology, Inc., and its wholly-owned subsidiary, Citius Oncology Sub, Inc., which was formed in connection with Merger. All significant inter-company balances and transactions have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to fairly state the condensed consolidated financial position of the Company as of March 31, 2025, and the results of its operations and cash flows for the three and six months ended March 31, 2025 and 2024. The operating results for the three and six months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the year ending September 30, 2025. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto beginning on page F-1 of this prospectus.

Use of Estimates - The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates having relatively higher significance include the accounting for in-process research and development, stock-based compensation, net realizable value of inventory and income taxes. Actual results could differ from those estimates and changes in estimates may occur.

Basic and Diluted Net Loss per Common Share - Basic and diluted net loss per common share applicable to common stockholders is computed by dividing net loss applicable to common stockholders in each period by the weighted average number of shares of common stock outstanding during such period. For the periods presented, common stock equivalents and consisting of stock options, were not included in the calculation of the diluted loss per share because they were anti-dilutive.

Recently Issued Accounting Standards

Other than as disclosed in our Form 10-K, we are not aware of any other recently issued accounting standards not yet adopted that may have a material impact on our financial statements.

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Business

Citius Oncology, Inc. (formerly Citius Acquisition Corp.) (“Citius Oncology,” the “Company” or “we”) is a specialty pharmaceutical company dedicated to the development and commercialization of critical care products targeting unmet needs with a focus on oncology products. We are developing E7777 (denileukin diftitox), a late-stage oncology immunotherapy for the treatment of cutaneous T-cell lymphoma (“CTCL”), a rare form of non-Hodgkin lymphoma. We have obtained the trade name of LYMPHIR for E7777.

Since its inception, the Company has devoted substantially all of its efforts to business planning, research and development, and recruiting management and technical staff. Citius Oncology is subject to a number of risks common to companies in the pharmaceutical industry including, but not limited to, risks related to the development by Citius Oncology or its competitors of research and development stage products, market acceptance of any of its products approved for marketing, competition from larger companies, dependence on key personnel, dependence on key suppliers and strategic partners, the Company’s ability to obtain additional financing and the Company’s compliance with governmental and other regulations.

Since its inception, Citius Pharmaceuticals, Inc. (“Citius Pharma”) has funded and continues to fund the Company. Citius Pharma and the Company are party to an amended and restated shared services agreement (the “A&R Shared Services Agreement”), which governs certain management and scientific services that Citius Pharma provides the Company.

Merger

On August 23, 2021, Citius Pharma formed Citius Acquisition Corp. (“SpinCo”) as a wholly-owned subsidiary in conjunction with the acquisition of LYMPHIR, which began operations in April 2022, when Citius Pharma transferred the assets related to LYMPHIR to SpinCo, including the related license agreement and asset purchase agreement (see Note 4).

On October 23, 2023, Citius Pharma and SpinCo entered into an agreement and plan of merger and reorganization (the “Merger Agreement”) with TenX Keane Acquisition, a Cayman Islands exempted company (“TenX”), and TenX Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of TenX (“Merger Sub”).

On August 12, 2024, pursuant to the terms and conditions of the Merger Agreement, Merger Sub merged with and into SpinCo, with SpinCo surviving as a wholly owned subsidiary of TenX (the “Merger”) which was subsequently renamed Citius Oncology Sub, Inc. Prior to closing of the Merger, TenX migrated to and domesticated as a Delaware corporation in accordance with Section 388 of the General Corporation Law of the State of Delaware and the Cayman Islands Companies Act (As Revised) (the “Domestication”). As part of the Domestication, TenX changed its name to “Citius Oncology, Inc.” (Nasdaq: CTOR). Immediately after the closing of the Merger, Citius Pharma owned approximately 92.3% of the outstanding shares of common stock of the Company.

While the Merger Sub was the legal acquirer of the Company, for accounting purposes, the Company was deemed to be the accounting acquirer. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing stock for the assets and liabilities of the Merger Sub, accompanied by a recapitalization. Total shares outstanding of the Company after the Merger and recapitalization increased to 71,552,402. The net assets of the merged entities are stated at historical cost, with no goodwill or other intangible assets recorded. Additionally, the historical financial statements of the Company became the historical financial statements of the Registrant.

The Merger, net amount of $2,753,795 charged to additional paid in capital consists of $395,015 of net liabilities of TenX on the date of the Merger (cash of $163,500 less liabilities of $559,015) plus directly related transaction costs of $2,358,780.

As part of the Merger, Citius Pharma made capital investments in the Company through cash contributions of $3,827,944 to fund transactions related to the Merger and by reclassifying to additional paid in capital intercompany receivables of $33,180,961 that were due from the Company to Citius Pharma. Simultaneously, Citius Pharma advanced an additional $3,800,111 to the Company under the terms of a note payable (see Note 6).

Stock Split

On July 5, 2023, the Company executed a stock split of its shares of common stock at a ratio of 675,000-for-1 (the “Stock Split”). All of the Company’s historical share and per share information related to issued and outstanding common stock in these financial statements have been adjusted, on a retroactive basis, to reflect this 675,000-for-1 stock split.

Basis of Presentation

The accompanying consolidated financial statements include the operations of Citius Oncology, Inc., and its wholly-owned subsidiary, Citius Oncology Sub, Inc., which was formed in connection with Merger. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).